Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2016
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Central Index Key	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
First Trust BICK Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.89% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and weights the Index so that each country represents approximately 25% of the Index. Changes are announced on ISE's publicly available website at www.ise.com on the effective date.

As of December 31, 2015, there were 91 securities that comprised the Index, 25 of which were of companies domiciled in each of Brazil, China and South Korea and 16 of which were domiciled in India. Also as of December 31, 2015, 17 Brazilian securities in the Index were common stocks trading on the Sao Paulo Stock Exchange and 8 Brazilian securities in the Index were Depositary Receipts trading on the New York Stock Exchange; 19 Chinese securities in the Index were H shares trading on the Hong Kong Stock Exchange and 6 Chinese securities in the Index were Depositary Receipts trading on Nasdaq or the New York Stock Exchange; 16 Indian securities in the Index were Depositary Receipts trading on Nasdaq, the New York Stock Exchange or the London Stock Exchange; and 25 South Korean securities in the Index were common stocks trading on the Korea Stock Exchange. As of September 30, 2015, the Index had significant investments in financial companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL RISK. The Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. A holder of depositary receipts may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages if the depositary receipts are exchanged for the underlying shares. Brazil has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDIA RISK. The Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert the equity shares into depositary receipts and vice versa. These restrictions may cause the equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SOUTH KOREA RISK. The Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy may be impacted by currency fluctuations and increasing competition from Asia's other emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST BICK INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
14.74% (March 31, 2012)	-29.98% (September 30, 2011)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust BICK Index Fund | First Trust BICK Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 65
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
Annual Return 2011	rr_AnnualReturn2011	(27.71%)
Annual Return 2012	rr_AnnualReturn2012	13.01%
Annual Return 2013	rr_AnnualReturn2013	(0.18%)
Annual Return 2014	rr_AnnualReturn2014	(2.54%)
Annual Return 2015	rr_AnnualReturn2015	(18.47%)
1 Year	rr_AverageAnnualReturnYear01	(18.47%)
5 Years	rr_AverageAnnualReturnYear05	(8.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2010
First Trust BICK Index Fund | After Taxes on Distributions | First Trust BICK Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.03%)
5 Years	rr_AverageAnnualReturnYear05	(9.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.62%)
First Trust BICK Index Fund | After Taxes on Distributions and Sales | First Trust BICK Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.44%)
5 Years	rr_AverageAnnualReturnYear05	(6.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.56%)
First Trust BICK Index Fund | ISE BICK Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.52%)
5 Years	rr_AverageAnnualReturnYear05	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.13%)
First Trust BICK Index Fund | MSCI All Country World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
First Trust BICK Index Fund | MSCI Emerging Markets Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
5 Years	rr_AverageAnnualReturnYear05	(4.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.21%)
First Trust Dow Jones Global Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.83% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Index is compiled and maintained by Dow Jones & Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index. As of September 30, 2015, the Index had significant investments in financial companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. The Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
38.58% (June 30, 2009)	-29.23% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Dow Jones Global Select Dividend Index Fund | First Trust Dow Jones Global Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component2OtherExpensesOverAssets	none	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 59
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	436
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Annual Return 2008	rr_AnnualReturn2008	(50.57%)
Annual Return 2009	rr_AnnualReturn2009	64.28%
Annual Return 2010	rr_AnnualReturn2010	12.27%
Annual Return 2011	rr_AnnualReturn2011	(2.17%)
Annual Return 2012	rr_AnnualReturn2012	15.42%
Annual Return 2013	rr_AnnualReturn2013	17.90%
Annual Return 2014	rr_AnnualReturn2014	(0.72%)
Annual Return 2015	rr_AnnualReturn2015	(10.10%)
1 Year	rr_AverageAnnualReturnYear01	(10.10%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund | After Taxes on Distributions | First Trust Dow Jones Global Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
First Trust Dow Jones Global Select Dividend Index Fund | After Taxes on Distributions and Sales | First Trust Dow Jones Global Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.67%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
First Trust Dow Jones Global Select Dividend Index Fund | Dow Jones Global Select Dividend Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
First Trust Dow Jones Global Select Dividend Index Fund | Dow Jones World Developed Markets Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
5 Years	rr_AverageAnnualReturnYear05	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
First Trust Dow Jones Global Select Dividend Index Fund | MSCI World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.96% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index. The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate. As of September 30, 2015, the Index had significant investments in financial companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"), and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
35.30% (June 30, 2009)	-32.77% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	270
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,145
Annual Return 2008	rr_AnnualReturn2008	(47.46%)
Annual Return 2009	rr_AnnualReturn2009	35.00%
Annual Return 2010	rr_AnnualReturn2010	19.59%
Annual Return 2011	rr_AnnualReturn2011	(6.49%)
Annual Return 2012	rr_AnnualReturn2012	28.28%
Annual Return 2013	rr_AnnualReturn2013	2.97%
Annual Return 2014	rr_AnnualReturn2014	14.73%
Annual Return 2015	rr_AnnualReturn2015	(0.65%)
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2007
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | After Taxes on Distributions | First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | After Taxes on Distributions and Sales | First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | FTSE EPRA/NAREIT Developed Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | S&P Global REIT Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund | MSCI World REIT Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
First Trust Indxx Global Agriculture ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Indxx Global Agriculture ETF (the "Fund"), formerly First Trust ISE Global Platinum Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Indxx, LLC ("Indxx" or the "Index Provider").

The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery. To be included in the Index, a security must meet certain additional criteria, including that it must have a minimum market capitalization of $1 billion and meet certain liquidity-related requirements that focus on trading activity. Companies may generally be domiciled in any country, including emerging markets, subject to certain exclusions determined by the Index Provider that are based on certain criteria relating to, among other factors, liquidity. Under normal market conditions, the Fund invests at least 40% of its net assets (including investment borrowings) in securities of non-U.S. issuers and invests in the securities of issuers located in at least three countries.

The Index is reconstituted annually in March. The Index is rebalanced quarterly in June, September, December and March. For more information regarding the Index, please refer to the "Index Information" section of this prospectus. As of December 31, 2015, there were 45 securities that comprised the Index.

The Fund intends to invest in each security in the Index. The Fund also intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GERMANY INVESTMENT RISK. To the extent the Fund invests in securities of German companies, it will be subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MATERIALS COMPANIES RISK. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized market index. On December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for any of the periods disclosed. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST INDXX GLOBAL AGRICULTURE ETF--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
17.11% (September 30, 2013)	-34.63% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
*	On December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Because the Fund's new underlying index had an inception date of June 1, 2015, performance information is not included above.

First Trust Indxx Global Agriculture ETF | First Trust Indxx Global Agriculture ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Annual Return 2011	rr_AnnualReturn2011	(47.63%)
Annual Return 2012	rr_AnnualReturn2012	(17.50%)
Annual Return 2013	rr_AnnualReturn2013	(13.89%)
Annual Return 2014	rr_AnnualReturn2014	(19.47%)
Annual Return 2015	rr_AnnualReturn2015	(56.15%)
1 Year	rr_AverageAnnualReturnYear01	(56.15%)
5 Years	rr_AverageAnnualReturnYear05	(33.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2010
First Trust Indxx Global Agriculture ETF | After Taxes on Distributions | First Trust Indxx Global Agriculture ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(56.37%)
5 Years	rr_AverageAnnualReturnYear05	(33.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.96%)
First Trust Indxx Global Agriculture ETF | After Taxes on Distributions and Sales | First Trust Indxx Global Agriculture ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(31.76%)
5 Years	rr_AverageAnnualReturnYear05	(19.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.27%)
First Trust Indxx Global Agriculture ETF | Indxx Global Agriculture Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Indxx Global Agriculture ETF | MSCI All Country World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
First Trust Indxx Global Agriculture ETF | MSCI All Country World Materials Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(16.16%)
5 Years	rr_AverageAnnualReturnYear05	(7.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
First Trust Indxx Global Natural Resources Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Indxx Global Natural Resources Income ETF (the "Fund"), formerly First Trust ISE Global Copper Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Indxx, LLC (the "Index Provider").

The Index is a 50-stock free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector. The term "free float" is used to capture the portion of an issuer's outstanding securities that can be publicly traded, and as a result excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded.

Every component security of the Index is categorized into the following broad categories by the Index Provider: energy; materials; agriculture; water; and timber. Component securities represent the following businesses: oil and gas exploration and production; integrated oil and gas companies; coal; steel; gold; aluminum; diversified metal and mining; industrial metals; precious metals; water; agricultural products; beverages; agricultural chemicals and fertilizers; and paper and forest products. The Index Provider's classification of an issuer and its business may be different than any other standardized industry classification applied to the issuer and may reflect only a portion of the issuer's business activities. Consequently, because an issuer's principal business activity may be outside the natural resources sector, the Fund's portfolio may include significant holdings of issuers that the Index Provider classifies in a sector that would otherwise not typically fall within the focus of the Index if classified by a different standard.

To be included in the Index, a security must meet certain additional criteria, including that it must have a minimum free float equivalent to 10% of shares outstanding, a minimum market capitalization of $1 billion and meet certain liquidity-related requirements that focus on trading activity. Companies may generally be domiciled in any country, including emerging markets, subject to certain exclusions determined by the Index Provider that are based on certain criteria relating to, among other factors, liquidity. Under normal market conditions, the Fund invests at least 40% of its net assets (including investment borrowings) in securities of non-U.S. issuers and invests in the securities of issuers located in at least three countries. As of December 8, 2015, the Index included securities of issuers located in 21 countries, including significant holdings in Australia, Canada and the United Kingdom.

The Index is calculated and maintained by the Index Provider. The Index is reconstituted annually in June and is rebalanced quarterly in June, September, December and March. For more information regarding the Index, please refer to the "Index Information" section of this prospectus.

The Fund intends to invest in each security in the Index. The Fund also intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

AUSTRALIA INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

CANADA INVESTMENT RISK. Because the Fund invests in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

ENERGY COMPANIES RISK. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline related companies and other energy companies involved with mining, producing and delivering energy related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. The Fund may invest in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

GLOBAL NATURAL RESOURCES RISK. Global natural resources risk is the risk that the Fund will be sensitive to, and its performance will be affected by, the overall condition of the natural resources sector. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as additional factors including, but not limited to: commodity price volatility, technological developments and natural or man made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund's portfolio securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MATERIALS COMPANIES RISK. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TIMBER COMPANIES RISK. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

UNITED KINGDOM INVESTMENT RISK. Because the Fund invests in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITIES COMPANIES RISK. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

WATER COMPANIES RISK. Companies involved in the potable water and wastewater business are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized market index. On December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for any of the periods disclosed. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
15.51% (December 31, 2011)	-37.68% (September 30, 2011)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
*	On December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Because the Fund's new underlying index had an inception date of June 1, 2015, performance information is not included above.

First Trust Indxx Global Natural Resources Income ETF | First Trust Indxx Global Natural Resources Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Annual Return 2011	rr_AnnualReturn2011	(29.36%)
Annual Return 2012	rr_AnnualReturn2012	5.61%
Annual Return 2013	rr_AnnualReturn2013	(24.92%)
Annual Return 2014	rr_AnnualReturn2014	(16.36%)
Annual Return 2015	rr_AnnualReturn2015	(45.76%)
1 Year	rr_AverageAnnualReturnYear01	(45.76%)
5 Years	rr_AverageAnnualReturnYear05	(23.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2010
First Trust Indxx Global Natural Resources Income ETF | After Taxes on Distributions | First Trust Indxx Global Natural Resources Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(46.03%)
5 Years	rr_AverageAnnualReturnYear05	(24.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.47%)
First Trust Indxx Global Natural Resources Income ETF | After Taxes on Distributions and Sales | First Trust Indxx Global Natural Resources Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.90%)
5 Years	rr_AverageAnnualReturnYear05	(15.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.54%)
First Trust Indxx Global Natural Resources Income ETF | Indxx Global Natural Resources Income Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Indxx Global Natural Resources Income ETF | MSCI All Country World Materials Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(16.16%)
5 Years	rr_AverageAnnualReturnYear05	(7.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
First Trust Indxx Global Natural Resources Income ETF | MSCI All Country World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
First Trust International IPO ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period November 4, 2014 (inception) through September 30, 2015, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index (the "Base Index"). The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange. An IPO is a public offering in which the shares of stock in a company are sold to the general public for the first time on an exchange. On a quarterly basis, each stock in the Fund's portfolio is capped at 10% of the Fund's net assets. Additionally, at each quarterly rebalance, stocks whose weights exceed 5% of the Fund's net assets will not, in the aggregate, comprise more than 50% of the Fund's net assets. The Index Provider periodically calculates a constituent equity turnover to determine each constituent's eligibility for the Index based on its liquidity.

The Index methodology starts with the Base Index, a rules-based index that measures the global performance of IPOs and spin-offs. The applicable stocks in the Base Index are ranked by total market capitalization, which is the total number of shares outstanding times closing price. Generally, the Index is comprised of mid-, large- and mega-capitalization companies. Although market capitalization ranges are constantly fluctuating, the Index Provider generally considers mid- to large/mega-capitalization to be approximately $2 billion to $80 billion. The inception date of the Index was July 25, 2014. In general, eligible constituents are added to the Base Index on the sixth day of trading and remain eligible to be included in the Base Index for approximately four years. Because a component is generally eligible for the Index after six days of public trading, the Fund may not have access to the gains derived from the initial run-up in the IPO's price. The Fund may invest in the components of the Index through depository receipts, such as American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). The Fund initially anticipates having significant investments in financial companies and will be concentrated in a sector or industry to the extent that the Index is so concentrated. Due to the nature of the Index's methodology, the Fund anticipates experiencing relatively high turnover. As of September 30, 2015, the Index had significant investments in financial and consumer discretionary companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CHINA AND HONG KONG INVESTMENT RISK. The Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies. The Fund is also subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. The Fund invests in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

IPO RISK. The Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

MARKET RISK. Market risk is the risk that the underlying securities in which the Fund invests, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PORTFOLIO TURNOVER RISK. The Fund's investment strategy tracking the Index may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, the securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST INTERNATIONAL IPO ETF--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
7.33% (December 31, 2015)	-15.33% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust International IPO ETF | First Trust International IPO ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Annual Return 2015	rr_AnnualReturn2015	(4.91%)
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2014
First Trust International IPO ETF | After Taxes on Distributions | First Trust International IPO ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.85%)
First Trust International IPO ETF | After Taxes on Distributions and Sales | First Trust International IPO ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
First Trust International IPO ETF | IPOX International Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.83%)
First Trust International IPO ETF | MSCI World Index Ex-US
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.70%)
First Trust ISE Cloud Computing Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.85% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. The cloud computing industry is a group of companies that offers internet and technology products, services and applications delivered via the Internet rather than traditional computing, which focuses on computer desktop applications. The Index components are reviewed semi-annually for eligibility. As of December 31, 2015, the Index was comprised of 30 securities from companies located in the United States and 4 securities from companies located in Israel, Canada, Denmark and India.

The Index uses a market capitalization weighted allocation across two categories in the cloud computing industry ("pure play" and "non-pure play") and a fixed 10% allocation for "technology conglomerates." The pure play category includes companies that are direct service providers for "the cloud" (i.e., network hardware/software, storage and cloud computing services) or companies with business models that rely on delivering goods and services that utilize cloud computing technology. The non-pure play category includes companies that focus outside the cloud computing space but provide goods and services that support the cloud computing space. The technology conglomerate category includes companies that are large, broad-based companies with business models that indirectly utilize or support the use of cloud computing technology. ISE reviews the Index components semi-annually in June and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com on the effective date. As of September 30, 2015, the Index had significant investments in information technology companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CLOUD COMPUTING COMPANIES RISK. Cloud computing companies include companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INTERNET COMPANIES RISK. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ISE CLOUD COMPUTING INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
24.11% (March 31, 2012)	-12.45% (June 30, 2012)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust ISE Cloud Computing Index Fund | First Trust ISE Cloud Computing Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	447
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,026
Annual Return 2012	rr_AnnualReturn2012	15.53%
Annual Return 2013	rr_AnnualReturn2013	33.35%
Annual Return 2014	rr_AnnualReturn2014	7.42%
Annual Return 2015	rr_AnnualReturn2015	5.89%
1 Year	rr_AverageAnnualReturnYear01	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
First Trust ISE Cloud Computing Index Fund | After Taxes on Distributions | First Trust ISE Cloud Computing Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
First Trust ISE Cloud Computing Index Fund | After Taxes on Distributions and Sales | First Trust ISE Cloud Computing Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
First Trust ISE Cloud Computing Index Fund | ISE Cloud Computing
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
First Trust ISE Cloud Computing Index Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%
First Trust ISE Cloud Computing Index Fund | S&P Composite 1500 Information Technology Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	14.01%
First Trust ISE Global Engineering and Construction Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 1.24% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies. The Index specifically targets companies that are engaged in large civil and capital projects such as infrastructure, utilities, transportation, telecommunications, commercial, residential, and commerce facilities and whose roles are within the engineering, designing, planning, consulting, project managing, and/or constructing of these projects. To be included in the Index, a company must receive at least 70% of revenues from these types of services and projects based on the reportable segment/division from its most recent annual report. As of September 30, 2015, the Index had significant investments in industrials companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. Risks associated with investing in engineering and construction companies include the general state of the economy, demand for their specific products or services, changes in government spending, zoning laws, interest rates, declines in real estate values, environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN RISK. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
28.36% (June 30, 2009)	-24.67% (September 30, 2011)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust ISE Global Engineering and Construction Index Fund | First Trust ISE Global Engineering and Construction Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	629
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,452
Annual Return 2009	rr_AnnualReturn2009	25.44%
Annual Return 2010	rr_AnnualReturn2010	18.23%
Annual Return 2011	rr_AnnualReturn2011	(17.44%)
Annual Return 2012	rr_AnnualReturn2012	19.21%
Annual Return 2013	rr_AnnualReturn2013	23.10%
Annual Return 2014	rr_AnnualReturn2014	(10.66%)
Annual Return 2015	rr_AnnualReturn2015	(0.59%)
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2008
First Trust ISE Global Engineering and Construction Index Fund | After Taxes on Distributions | First Trust ISE Global Engineering and Construction Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
First Trust ISE Global Engineering and Construction Index Fund | After Taxes on Distributions and Sales | First Trust ISE Global Engineering and Construction Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
First Trust ISE Global Engineering and Construction Index Fund | ISE Global Engineering and Construction Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
First Trust ISE Global Engineering and Construction Index Fund | Russell 3000 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
First Trust ISE Global Engineering and Construction Index Fund | MSCI World Industrials Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
First Trust ISE Global Wind Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 1.00% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies. ISE reviews the Index components semi-annually in June and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com on the effective date. As of September 30, 2015, the Index had significant investments in utilities and industrials companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

LIQUIDITY RISK. Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WIND ENERGY COMPANIES RISK. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
41.69% (June 30, 2009)	-25.75% (June 30, 2010)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust ISE Global Wind Energy Index Fund | First Trust ISE Global Wind Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	514
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,188
Annual Return 2009	rr_AnnualReturn2009	26.01%
Annual Return 2010	rr_AnnualReturn2010	(31.42%)
Annual Return 2011	rr_AnnualReturn2011	(21.59%)
Annual Return 2012	rr_AnnualReturn2012	(12.18%)
Annual Return 2013	rr_AnnualReturn2013	64.51%
Annual Return 2014	rr_AnnualReturn2014	(6.61%)
Annual Return 2015	rr_AnnualReturn2015	13.26%
1 Year	rr_AverageAnnualReturnYear01	13.26%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
First Trust ISE Global Wind Energy Index Fund | After Taxes on Distributions | First Trust ISE Global Wind Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.27%)
First Trust ISE Global Wind Energy Index Fund | After Taxes on Distributions and Sales | First Trust ISE Global Wind Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.55%)
First Trust ISE Global Wind Energy Index Fund | ISE Global Wind Energy Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.99%)
First Trust ISE Global Wind Energy Index Fund | Russell 3000 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
First Trust ISE Global Wind Energy Index Fund | MSCI World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
First Trust NASDAQ Cybersecurity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Nasdaq Cybersecurity ETF (the "Fund"), formerly First Trust NASDAQ CEA Cybersecurity ETF, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period July 6, 2015 (inception) through September 30, 2015, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until July 2, 2017, and thereafter at 0.85% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index will include securities of companies classified as "cybersecurity" companies by the CTA. The CTA will only give the cybersecurity classification to those companies that meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and communication networks from attacks and outside unauthorized use; (2) companies involved in the deployment of technologies for cybersecurity industry use including government, private and public corporations, financial institutions and various other industries; and (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties.

To be included in the Index, a security must meet certain additional criteria, including that it must have a minimum worldwide market capitalization of $250 million, a minimum three-month average daily dollar trading volume of $1 million and a minimum free float of 20%. The term "free float" is used to capture the portion of an issuer's outstanding securities that can be publicly traded, and as a result excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded.

The Index is a modified liquidity weighted index, meaning that it is designed to track the performance of the most liquid companies engaged in the cybersecurity segment of the technology and industrial sectors. The Index accomplishes this by assigning security weights based on the liquidity of the companies comprising the cybersecurity segment. Liquidity is measured by using the three-month average daily dollar trading volume for each company. To provide diversification among the weighting of the constituent companies, the Index first caps the weighting of the securities of the five most liquid companies at 6% each, or collectively 30% of the Index. The excess weight of any capped security is distributed proportionally across the securities of the remaining constituent companies. The securities of the remaining companies are capped at a 3% weight as well. Any security of those remaining constituent companies with a weight in excess of 3% will have that excess weight redistributed proportionally across the securities of any remaining companies.

The Index is calculated and maintained by the Index Provider. The Index Provider evaluates the Index components semi-annually in March and September of each year for eligibility, using market data through the end of February and August, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." Securities meeting the criteria are included in the Index. Security additions and deletions are made effective after the close of trading on the third Friday in March and September, respectively. The Index is rebalanced quarterly each March, June, September and December.

As of September 30, 2015, the Index had significant investments in information technology companies. As of December 31, 2015, the Index was comprised of 34 securities from companies located in the United States, the Netherlands, Israel, China, Britain, Ireland, Japan and South Korea, with a significant portion of those companies being of small or mid-capitalizations.

The Fund intends to invest in each security in the Index. The Fund also intends to invest entirely in securities included in the Index. However, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CYBERSECURITY COMPANIES RISK. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

First Trust NASDAQ Cybersecurity ETF | First Trust NASDAQ Cybersecurity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 235
First Trust NASDAQ Smartphone Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Nasdaq Smartphone Index Fund (the "Fund"), formerly First Trust NASDAQ CEA Smartphone Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Smartphone Index(SM) (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association have jointly developed the eligibility and selection criteria and rules for the Index. The Index is calculated and maintained by the Index Provider. The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecommunications and technology sectors. The Index includes companies primarily involved in the building, design and distribution of handsets, hardware, software and mobile networks associated with the development, sale and usage of Smartphones. The Index Provider defines a Smartphone as a wireless, mobile communication device offering advanced capabilities and functionalities, including web access, through the use of an identifiable operating system.

The Index uses a modified equal dollar weighting methodology. The Index Provider evaluates the Index components semi-annually in March and September of each year for eligibility, using market data through the end of February and August, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." As of September 30, 2015, the Index had significant investments in information technology companies. Changes to the Index are made effective after the close of trading on the third Friday in March and September. The Index is rebalanced quarterly, each March, June, September and December. As of December 31, 2015, there were 53 securities that comprised the Index.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASIA RISK. The Fund invests, in part, in securities issued by companies operating in Asia, and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMARTPHONE COMPANIES RISK. Smartphone companies are characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market and a specialized market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST NASDAQ SMARTPHONE INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
15.83% (March 31, 2012)	-17.69% (June 30, 2012)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust NASDAQ Smartphone Index Fund | First Trust NASDAQ Smartphone Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Annual Return 2012	rr_AnnualReturn2012	7.44%
Annual Return 2013	rr_AnnualReturn2013	33.64%
Annual Return 2014	rr_AnnualReturn2014	14.57%
Annual Return 2015	rr_AnnualReturn2015	(2.98%)
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2011
First Trust NASDAQ Smartphone Index Fund | After Taxes on Distributions | First Trust NASDAQ Smartphone Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
First Trust NASDAQ Smartphone Index Fund | After Taxes on Distributions and Sales | First Trust NASDAQ Smartphone Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
First Trust NASDAQ Smartphone Index Fund | Nasdaq CTA Smartphone Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
First Trust NASDAQ Smartphone Index Fund | MSCI World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
First Trust NASDAQ Smartphone Index Fund | MSCI All Country World Information Technology Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 1.24% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Each March and September, Clean Edge, Inc. ("Clean Edge") provides Nasdaq, Inc. (collectively, the "Index Providers") with a list of companies to be included in the Index. In order to be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. Clean Edge then screens the companies identified as such using the eligibility criteria described under "Index Information." The list of remaining companies is provided to Nasdaq, Inc., which then compiles the Index. Nasdaq, Inc. determines the respective market-capitalization weighting of each of the securities included in the Index (the "Index Securities") and balances the Index accordingly each March, June, September and December. As of September 30, 2015, the Index had significant investments in industrials and information technology companies.

Clean Edge, founded in 2000, is the world's first research and publishing firm devoted to the clean-tech sector. The company, via its publications, events, and online services, helps companies, investors, and governments understand and profit from clean technologies. Nasdaq, Inc. is the world's largest exchange company with trading, technology and public company service capability spanning six continents.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
13.59% (March 31, 2012)	-26.52% (September 30, 2011)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	629
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,452
Annual Return 2010	rr_AnnualReturn2010	(0.20%)
Annual Return 2011	rr_AnnualReturn2011	(20.90%)
Annual Return 2012	rr_AnnualReturn2012	19.69%
Annual Return 2013	rr_AnnualReturn2013	24.41%
Annual Return 2014	rr_AnnualReturn2014	(0.73%)
Annual Return 2015	rr_AnnualReturn2015	(6.88%)
1 Year	rr_AverageAnnualReturnYear01	(6.88%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | After Taxes on Distributions | First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.36%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | After Taxes on Distributions and Sales | First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | NASDAQ OMX Clean Edge Smart Grid Infrastructure Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | Russell 3000 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | S&P Composite 1500 Industrials Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
5 Years	rr_AverageAnnualReturnYear05	11.46%
Since Inception	rr_AverageAnnualReturnSinceInception	13.62%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund | MSCI World Industrials Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
First Trust NASDAQ Global Auto Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles.

The Index uses a modified market-capitalization weighting methodology. The Index Provider evaluates the Index components annually in June of each year for eligibility, using market data through the end of May. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." As of September 30, 2015, the Index had significant investments in consumer discretionary companies. Changes to the Index are made effective after the close of trading on the third Friday in June. The Index is rebalanced quarterly, each March, June, September and December. As of December 31, 2015, the Index was comprised of 37 securities from 7 countries, which included the United States and Japan.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASIA RISK. The Fund invests, in part, in securities issued by companies operating in Asia, and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

AUTOMOTIVE INDUSTRY RISK. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

JAPAN RISK. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issues.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
21.73% (March 31, 2012)	-14.57% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust NASDAQ Global Auto Index Fund | First Trust NASDAQ Global Auto Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Annual Return 2012	rr_AnnualReturn2012	28.38%
Annual Return 2013	rr_AnnualReturn2013	36.92%
Annual Return 2014	rr_AnnualReturn2014	(3.91%)
Annual Return 2015	rr_AnnualReturn2015	(0.83%)
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2011
First Trust NASDAQ Global Auto Index Fund | After Taxes on Distributions | First Trust NASDAQ Global Auto Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
First Trust NASDAQ Global Auto Index Fund | After Taxes on Distributions and Sales | First Trust NASDAQ Global Auto Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
First Trust NASDAQ Global Auto Index Fund | NASDAQ OMX Global Auto Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
First Trust NASDAQ Global Auto Index Fund | MSCI World Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
First Trust STOXX(R) European Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2017, and thereafter at 0.85% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index. The Fund's investment advisor seeks to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The STOXX(R) Europe 600 Index covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the STOXX(R) Europe 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index. As of September 30, 2015, the Index had substantial investments in financial companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SWITZERLAND RISK. The Fund is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

UNITED KINGDOM RISK. Because the Fund invests in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
27.30% (June 30, 2009)	-30.31% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust STOXX(R) European Select Dividend Index Fund | First Trust STOXX(R) European Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	447
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,026
Annual Return 2008	rr_AnnualReturn2008	(61.15%)
Annual Return 2009	rr_AnnualReturn2009	37.08%
Annual Return 2010	rr_AnnualReturn2010	0.90%
Annual Return 2011	rr_AnnualReturn2011	(10.22%)
Annual Return 2012	rr_AnnualReturn2012	10.08%
Annual Return 2013	rr_AnnualReturn2013	17.14%
Annual Return 2014	rr_AnnualReturn2014	(0.10%)
Annual Return 2015	rr_AnnualReturn2015	(3.22%)
1 Year	rr_AverageAnnualReturnYear01	(3.22%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2007
First Trust STOXX(R) European Select Dividend Index Fund | After Taxes on Distributions | First Trust STOXX(R) European Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.57%)
First Trust STOXX(R) European Select Dividend Index Fund | After Taxes on Distributions and Sales | First Trust STOXX(R) European Select Dividend Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.81%)
First Trust STOXX(R) European Select Dividend Index Fund | STOXX Europe Select Dividend 30 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.44%)
First Trust STOXX(R) European Select Dividend Index Fund | STOXX Europe 600 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	none
First Trust STOXX(R) European Select Dividend Index Fund | MSCI Europe Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to .25% per annum, it will not pay 12b-1 fees at any time before January 31, 2017.
[2]	Pursuant to the Investment Management Agreement, First Trust Advisors L.P., the Fund's investment advisor, will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.
[3]	Expenses have been restated to reflect the current fiscal year.
[4]	First Trust Advisors L.P., the Fund's advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.60% of its average daily net assets per year (the "Expense Cap") at least through January 31, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's advisor only after January 31, 2017 upon 60 days' written notice.
[5]	First Trust Advisors L.P., the Fund's advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through January 31, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's advisor only after January 31, 2017 upon 60 days' written notice.
[6]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.